Condensed Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating expenses:
General and administrative	$ 1,115,000	$ 2,574,000	$ 2,522,000	$ 4,661,000
Research and development	1,234,000	3,960,000	2,627,000	8,937,000
Total operating expenses	2,349,000	6,534,000	5,149,000	13,598,000
Loss from operations	(2,349,000)	(6,534,000)	(5,149,000)	(13,598,000)
Interest income (expense), net	10,000	(144,000)	(820,000)	(304,000)
Other expense	(581,000)		(752,000)
Loss before income taxes	(2,920,000)	(6,678,000)	(6,721,000)	(13,902,000)
Provision (benefit) for income taxes	0	0	0	0
Net loss	(2,920,000)	(6,678,000)	(6,721,000)	(13,902,000)
Other comprehensive loss, net of tax	0	0	0	0
Comprehensive loss	$ (2,920,000)	$ (6,678,000)	$ (6,721,000)	$ (13,902,000)
Net loss per share:
Basic and diluted (Note 9)	$ (0.20)	$ (0.47)	$ (0.47)	$ (1.04)
Number of shares used in per share calculations:
Basic and diluted	14,265,411	14,232,313	14,265,411	13,340,941